EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE

The calculated basic and diluted earnings (loss) per share for the three and six months ended June 30, 2024 and 2023, were as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023

Earnings (loss) per share – basic	$0.31	$(0.17)	$(1.26)	$0.09
Earnings (loss) per share - diluted	$0.31	$(0.17)	$(1.26)	$0.09
Net earnings (loss) attributed to owner(s) of the Company	$9,907,633	$(4,762,860)	$(38,123,976)	$2,628,360
Weighted average number of shares – basic	31,709,747	28,600,000	30,223,220	28,600,000
Weighted average effect of dilutive securities:
RSUs	153,421	—	—	—
Weighted average number of shares – diluted	31,863,168	28,600,000	30,223,220	28,600,000

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE

The calculated basic and diluted earnings per share for the year ended December 31, 2023, 2022 and 2021, were the same, as follows:

	2023	2022	2021

Earnings per share – basic and diluted	$0.11	$0.28	$0.14
Net earnings attributed to owners of the Group	$3,139,333	$8,028,610	$4,126,505
Weighted average number of shares – basic and diluted	28,600,000	28,600,000	28,600,000